GENERAL (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
GENERAL
NOTE 1 -	GENERAL

a.
TAT Technologies Ltd., ("TAT" or "the Company") an Israeli corporation, is a leading provider of services and products to the commercial and military aerospace and ground defense industries. Together with its subsidiaries, 100% held, Limco-Piedmont Inc. ("Limco-Piedmont"), 70% held, Bental Industries Ltd. ("Bental") and 100% held, TAT Gal Inc. ("TAT Gal") hereafter the "Group", it is principally engaged in the following activities:

•	Design, development, manufacture and sale of a broad range of heat transfer equipment and solutions;
•	Remanufacture, overhaul and repair of heat transfer equipment;
•	Maintenance, repair and overhaul of auxiliary power units, landing gears and related components;
•	Design, development and manufacture of aviation and flow control accessories including fuel components, secondary power systems, and various instrumentation and electronic assemblies;
•	Design, development and manufacture of environmental control and cooling systems; and
•	Production and development of precision electric motion systems, mainly earmarked for the defense industries.

The products developed, repaired, and maintained by TAT are primarily used for airborne systems on commercial and military aircrafts as well as for defense ground systems. The principal markets of TAT are in Israel, Europe and the United States.

As of December 31, 2011, Limco-Piedmont holds 100% of Limco-Airepair Inc. ("Limco") and of Piedmont Aviation Component Services LLC. ("Piedmont") and also holds 30.02% in First Aviation Services Inc. ("FAvS"), a world-wide distributor of products and services to the aerospace industry and a one-stop-shop for maintenance, repair and overhaul services (for wheels, breaks, propellers and landing gear) for the General Aviation Industry.

b.	TAT's shares are listed on both the NASDAQ (TATT) and Tel-Aviv stock exchange.

c.
TAT's parent company is TAT Industries Ltd., an Israeli corporation whose shares are listed on the Tel-Aviv Stock Exchange ("TAT Industries" or "the parent company"). TAT Industries holds 43.6% out of TAT's shares, as of December 31, 2011.

d.
On July 2, 2009, the parent company's Audit Committee and Board of Directors approved an agreement with the controlling shareholder of the parent company, Isal Amlat Industries (1994) Ltd. (hereinafter: "Isal"), according to which Isal is empowering the parent company, or anyone on its behalf, to attend and vote at any meeting of TAT shareholders, with its discretion, Isal's shares of TAT. This agreement shall remain in effect as long as Isal remains the controlling shareholder, as defined the term "control", in the Israeli Securities Law, 1968. As of December 31, 2011, Isal holds directly additional 10.29% out of TAT's shares.